Related parties	12 Months Ended
Dec. 31, 2023
Related parties
Related parties
21. Related parties

As presented in note 1, the Company is a subsidiary of Cogna Educação S.A. and some of the Company’s transactions and arrangements involve entities that are subsidiaries of Cogna Group. The effect of these transactions is reflected in these Consolidated Financial Statements, with these related parties segregated by nature of transaction measured on an arm’s length basis and determined by intercompany agreements and approved by the Company’s Management. Furthermore, all of them are settled in cash, except for certain intangibles described in item 21(e).

The balances and transactions between the Company and its associates have been eliminated in the Company’s Consolidated Financial Statements. The balances and transactions between related parties are shown below:

	December 31, 2023
	Other receivables (i)	Trade receivables (note 10 and 21c)	Indemnification asset (note 21b)	Other liabilities (ii)	Suppliers (note 16)	Bonds (note 15)
Cogna Educação S.A.	-	-	203,942	2,696	-	263,904
Editora Ática S.A.	4,424	6,536	-	12,334	6,286	-
Editora E Distribuidora Educacional S.A.	1,256	477	-	-	-	-
Editora Scipione S.A.	87	2,112	-	-	40	-
Maxiprint Editora Ltda.	1	4,659	-	-	-	-
Saraiva Educação S.A.	1,099	3,495	-	19	4,262	-
Somos Idiomas S.A.	146	2	-	-	-	-
Others	144	856	-	11	659	-
	7,157	18,137	203,942	15,060	11,247	263,904

(i)	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group.
(ii)	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group

	December 31, 2022
	Other receivables	Trade receivables (note 10 and 21c)	Indemnification asset (note 21b)	Other liabilities	Suppliers (note 16)	Bonds (note 15)
Cogna Educação S.A.	-	-	180,417	-	3,828	313,531
Editora Atica S.A.	-	5,754	-	-	9,778	-
Editora E Distribuidora Educacional S.A.	1,722	19	-	-	-	-
Educação Inovação e Tecnologia S.A.	-	389	-	-	175	-
Nice Participações Ltda	-	37	-	-	-	-
Saraiva Educação S.A.	-	749	-	-	-	-
Somos Idiomas S.A.	-	229	-	-	-	-
Others	37	-	-	54	-	-
	1,759	7,177	180,417	54	13,781	313,531

	Year ended December 31, 2023				Year ended December 31, 2022				Year ended December 31, 2021
Transactions held:	Revenues	Finance costs (i) note 15	Cost Sharing (note 21d)	Sublease (note 21f)	Revenues	Finance costs	Cost Sharing (note 21d)	Sublease (note 21f)	Revenues	Finance costs	Cost Sharing (note 21d)	Sublease (note 21f)
Acel Administracao De Cursos Educacionais Ltda.	-	-	-	-	-	-	-	-	2,790	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	-	-	-	-	-	-	-	41	-	-	-
Cogna Educação S.A.	-	42,242	-	-	-	36,573	-	-	-	25,859	-	-
Colégio Ambiental Ltda	-	-	-	-	-	-	-	-	496	-	-	-
Colégio Cidade Ltda	-	-	-	-	-	-	-	-	146	-	-	-
Colegio JAO Ltda.	-	-	-	-	-	-	-	-	1,582	-	-	-
Colégio Manauara Lato Sensu Ltda.	-	-	-	-	-	-	-	-	1,903	-	-	-
Colégio Manauara Cidade Nova Ltda	-	-	-	-	-	-	-	-	275	-
Colégio Motivo Ltda.	-	-	-	-	-	-	-	-	35	-	-	-
Colégio Visão Ltda	-	-	-	-	-	-	-	-	287	-	-	-
Cursos e Colégio Coqueiros Ltda	-	-	-	-	-	-	-	-	268	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	-	-	-	-	-	-	-	-	593	-	-	-
Editora Atica S.A.	12,833	-	43,452	9,700	16,286	-	5,757	8,551	5,374	-	6,130	13,153
Editora E Distribuidora Educacional SA.	622	-	-	-	-	-	29,475	-	-	-	31,384	-
Editora Scipione SA.	3,781	-	-	-	3,096	-	-	-	1,341	-	-	-
Escola Mater Christi	-	-	-	-	-	-	-	-	311	-	-	-
Escola Riacho Doce Ltda	-	-	-	-	-	-	-	-	77	-	-	-
Maxiprint Editora Ltda.	9,884	-	-	-	6,665	-	-	-	1,107	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	-	-	-	-	-	-	-	-	276	-	-	-
Papelaria Brasiliana Ltda	-	-	-	-	-	-	-	-	249	-	-	-
Saber Serviços Educacionais S.A.	-	-	-	-	41	-	-	-	900	-	-	-
Saraiva Educacao SA.	5,613	-	-	2,775	4,090	-	-	1,905	2,405	-	-	2,528
Sistema P H De Ensino Ltda.	-	-	-	-	-	-	-	-	4,417	-	-	-
Sociedade Educacional Alphaville SA	-	-	-	-	-	-	-	-	414	-	-	-
Sociedade Educacional Doze De Outubro Ltda	-	-	-	-	-	-	-	-	360	-	-	-
Sociedade Educacional Neodna Cuiaba Ltda.	-	-	-	-	-	-	-	-	224	-	-	-
SOE Operações Escolares SA.	-	-	-	-	-	-	-	-	1,086	-	-	-
Somos Idiomas Ltda	-	-	-	596	641	-	-	2,591	-	-	-	258
Somos Operações Escolares SA.	-	-	-	-	-	-	-	-	243	-	-	-
SSE Serviços Educacionais Ltda.	1,830	-	-	-	863	-	-	-	1,463	-	-	-
	34,563	42,242	43,452	13,071	31,682	36,573	35,232	13,047	28,663	25,859	37,514	15,939

(i) Refers to debentures interest; see note 15.

a.     Suppliers and other arrangements with related parties

The Company has some shared expenses with Cogna’s associates such as property lease, expenses with personnel and software license, which continued even after the carve-out process was completed in 2019 and still remain today. As of December 31, 2023, only shared expense transactions are part of these commitments, which amounted to R$15,060 (R$54 as of December 31, 2022).

b.     Indemnification asset

In December 2019, the Company and Cogna Group signed the agreement to legally bind the indemnification from the seller in connection with the acquisition of Somos by the Cogna Group, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits related to Somos-Anglo up to the maximum amount of R$ 203,942 as of December 31, 2023 (R$ 180,417 as of December 31, 2022). See note 22 for more information.

c.     Trade receivables

The Company and its subsidiaries provide learning systems, textbooks, and complementary educational solutions to the Cogna Group which substantially comprises schools, publishers, language schools and stationery shops. All sales and services provided are based on intercompany contracts and its commercial conditions, which include price, margin, and payment terms, were determined on an arm’s length basis.

d.     Cost sharing agreements with related parties

The Company expensed certain amounts based on an apportionment from Cogna Group related to shared services, including the shared service center, IT expenses, proprietary IT systems and legal and accounting activities, and shared warehouses and other logistic activities based on agreements. Those expenses, in the amount of R$ 43,452 as of December 31, 2023 (R$ 35,232 for the year ended December 31, 2022) are related to these apportionments.

e.     Brand and Copyrights sharing agreements with related parties

In November and December 2019, the Company entered brand and copyrights sharing agreements with related parties, as follows:

(i)	On November 6, 2019, the Company entered into a trademark license agreement (as amended in 2020) with EDE whereby the Company was granted at no cost rights to use related to the trademark “Pitágoras,” This agreement is valid for a period of 20 years, automatically and successively renewable for the same period.
(ii)

On December 6, 2019, the Company also entered into two trademark license agreements (as amended in 2020) whereby the rights to use related to certain trademarks, such as “Somos Educação”, “Editora Ática”, “Editora Scipione,” “Atual Editora,” “Par Plataforma Educacional,” “Sistema Maxi de Ensino,” “Bilingual Experience,” “English Stars” and “Rede Cristã de Educação,” were granted at no cost to certain related parties, this agreement is valid for a period of 20 years, automatically and successively renewable for the same period.

f.     Lease and sublease agreements with related parties.

The Company and its related parties also shared the infrastructure of leased warehouses and other properties, which are direct expenses of the Cogna Group. The expenses related to these lease payments were recognized in the consolidated financial statements according to assumptions defined by Management based on utilization of these properties. The Company entered into lease and sublease agreements with its related parties to continue to share these leased warehouses and other properties, as follows:

i.     Commercial lease agreement

Lessee Entity	Counterparty to lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$44	60 months from the agreement date	Inflation index	Pernambuco (Recife)

ii.     Commercial sublease agreement

Entity (Sublessor)	Counterparty to the sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S.A. (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 430	September 30, 2025.	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$827	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 53	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S.A (“Saraiva”)	R$ 207	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)

Income from these lease and sublease agreements with related parties was recognized in the Consolidated Financial Statements as of December 31, 2023 in the amount of R$ 13,071 (R$ 13,047 for the year ended December 31, 2022).

g.     Compensation of key management personnel

Key management personnel include the members of the Board of Directors, Audit Committee, the CEO and the vice-presidents, for which the nature of the tasks performed were related to the activities of the Company.

For the year ended December 31, 2023, key management compensation, including charges and variable compensation amounted to R$ 18,014 (R$ 20,426 for the year ended December 31, 2022). The Audit Committee and Board of Directors were established in July 2020.

The following benefits are granted to the Company’s management members: healthcare plan, share-based compensation plan, besides discounts over the Company’ own products.

See below the compensation of key management personnel by nature:

a)	Short term benefits - Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus, and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, the short-term benefits, that included Bonus IPO.
b)	Long-term benefits - The Company also offered to certain key management personnel payment based on its restricted shares units and performance shares units – ILP.

The Key management personnel compensation expenses comprised the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Short-term employee benefits	10,482	10,786	4,685
Share-based compensation plan	7,532	9,640	8,305
	18,014	20,426	12,990

h.     Guarantees related to finance.

On November 21, 2018, Mind Makers entered into a bank credit note in favor of Banco de Desenvolvimento de Minas Gerais SA - BDMG, for an aggregate amount of R$1,676 with maturity on November 15, 2026. A personal lien to secure this bank credit note was granted by certain individuals, including, our Chief Executive Officer. This liability was settled during 2022.